Interest Receivable - Interest Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Impaired [Line Items]
Interest receivable	$ 9,059	$ 9,013	$ 8,028
Loans [Member]
Financing Receivable, Impaired [Line Items]
Interest receivable		5,525	4,632
Mortgage-Backed Securities [Member]
Financing Receivable, Impaired [Line Items]
Interest receivable		1,796	2,326
Debt Securities [Member]
Financing Receivable, Impaired [Line Items]
Interest receivable		$ 1,692	$ 1,070